share-based compensation - Employee share purchase plan (Details) - Employee share purchase plan - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
share-based compensation
Maximum percentage of employee contribution from payroll matched	6.00%
Actual matching contribution	40.00%	40.00%
Actual matching contribution for highly compensated job classifications	35.00%	35.00%
Dividend reinvestment in Common Shares	CAD 31	CAD 27
Purchase plan discount	0.00%	0.00%
Minimum
share-based compensation
Employee contribution	1.00%
Employee contribution for highly compensated job classifications	1.00%
Matching contribution per plan	20.00%
Maximum
share-based compensation
Employee contribution	20.00%
Employee contribution for highly compensated job classifications	55.00%
Matching contribution per plan	40.00%